Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 1,444	$ 1,802	$ 4,405	$ 5,088
Options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	703	964	2,230	2,720
RSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	619	550	1,714	1,537
DSUs
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 122	$ 288	$ 461	$ 831